NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt - USD ($)	Nov. 30, 2021	May 31, 2021	May 31, 2020
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	$ 19,448,822	$ 20,905,813	$ 19,883,212
Less: Discount		(35,496)	(2,238,730)
Convertible Notes Payable,	19,448,822	20,060,317	17,644,482
Total - Convertible Notes Payable, Net of Discounts, Current Portion	6,229,672	330,495	0
Total - Convertible Notes Payable, Net of Discounts, Long-term Portion	13,219,150	19,729,822	17,644,482
Navy Capital Debenture 1 [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	4,504,457	4,504,457	4,504,457
Navy Capital Debenture 2 [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	1,126,114	1,126,114	1,126,114
Murray FA Debenture [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	0	112,613	112,613
Darling Capital Debenture [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	599,101	599,101	599,101
Sabharwal Debenture [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	0	168,919	168,919
Srinivasan Debenture 6 [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	0	84,459	84,459
US Convertible Debenture 7 [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	$ 13,219,150	$ 13,500,150	$ 13,287,549